Eaton Vance
Atlanta Capital Focused Growth Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.7%
Security	Shares	Value
Capital Markets — 6.3%
Intercontinental Exchange, Inc.	191,564	$ 24,602,564
S&P Global, Inc.	113,880	50,166,418
		$ 74,768,982
Chemicals — 7.8%
Ecolab, Inc.	221,178	$ 43,870,656
Linde PLC	118,887	48,828,080
		$ 92,698,736
Consumer Staples Distribution & Retail — 2.6%
Dollar General Corp.	230,478	$ 31,333,484
		$ 31,333,484
Electronic Equipment, Instruments & Components — 4.5%
Amphenol Corp., Class A	541,644	$ 53,693,170
		$ 53,693,170
Financial Services — 16.7%
Fiserv, Inc.(1)	218,317	$ 29,001,230
Mastercard, Inc., Class A	141,777	60,469,308
PayPal Holdings, Inc.(1)	308,448	18,941,792
Visa, Inc., Class A	345,216	89,876,986
		$ 198,289,316
Insurance — 1.8%
Marsh & McLennan Cos., Inc.	113,737	$ 21,549,749
		$ 21,549,749
Interactive Media & Services — 7.8%
Alphabet, Inc., Class C(1)	659,530	$ 92,947,563
		$ 92,947,563
IT Services — 4.0%
Gartner, Inc.(1)	103,865	$ 46,854,540
		$ 46,854,540
Life Sciences Tools & Services — 12.0%
Danaher Corp.	304,299	$ 70,396,531
Thermo Fisher Scientific, Inc.	134,767	71,532,976
		$ 141,929,507
Security	Shares	Value
Machinery — 3.1%
Xylem, Inc.	320,895	$ 36,697,552
		$ 36,697,552
Pharmaceuticals — 4.4%
Zoetis, Inc.	264,527	$ 52,209,694
		$ 52,209,694
Professional Services — 3.8%
Verisk Analytics, Inc.	188,273	$ 44,970,889
		$ 44,970,889
Software — 14.6%
Adobe, Inc.(1)	46,782	$ 27,910,141
Intuit, Inc.	102,578	64,114,327
Microsoft Corp.	214,311	80,589,509
		$ 172,613,977
Specialized REITs — 4.0%
American Tower Corp.	218,174	$ 47,099,403
		$ 47,099,403
Specialty Retail — 4.3%
TJX Cos., Inc. (The)	538,067	$ 50,476,065
		$ 50,476,065
Total Common Stocks (identified cost $842,590,262)		$1,158,132,627

Short-Term Investments — 4.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	57,217,683	$ 57,217,683
Total Short-Term Investments (identified cost $57,217,683)		$ 57,217,683
Total Investments — 102.5% (identified cost $899,807,945)		$1,215,350,310
Other Assets, Less Liabilities — (2.5)%		$ (29,824,864)
Net Assets — 100.0%		$1,185,525,446

Eaton Vance
Atlanta Capital Focused Growth Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $57,217,683, which represents 4.8% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$33,062,058	$71,021,933	$(46,866,308)	$ —	$ —	$57,217,683	$427,635	57,217,683
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,158,132,627*	$ —	$ —	$1,158,132,627
Short-Term Investments	57,217,683	—	—	57,217,683
Total Investments	$1,215,350,310	$ —	$ —	$1,215,350,310
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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